Related Party Transactions Parent Company Only (Detail) (CNY) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2010
aBitCool Incorporated
Related Party Transaction [Line Items]
Expenses paid on behalf by related party	2,485
Waiver of liability by related party	116,069
Beijing aBitCool Network Technology Co., Ltd. ("21Vianet Technology")
Related Party Transaction [Line Items]
Waiver of receivables to related party	28,990
Beijing 21ViaNet Broadband Data Center Co., Ltd ("21Vianet Beijing")
Related Party Transaction [Line Items]
Waiver of receivables to related party	20,941